Operating Expenses - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expenses [Abstract]
Salaries	€ 7,007	€ 8,160	€ 5,785
Share-based payments	862
Travel and living	359	577	168
Preclinical studies	1,995	4,650	2,398
Clinical studies	3,023	4,468	6,723
Raw materials & consumables	1,825
Delivery systems	430	964	173
Consulting fees	1,522	791	1,842
External collaborations	885
IP filing and maintenance fees	513	799	763
Scale-up &automation	1,892	4,164	642
Rent and utilities	371	939	1,045
Depreciation and amortization	1,488	1,345	1,033
Other costs	735	817	2,196
Total Research and Development expenses	€ 22,908	€ 27,675	€ 22,766